Risk management - ING Bank funding mix (Details)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [table]
Funding type	100.00%	100.00%
Customer deposits (retail) [member]
Disclosure of financial liabilities [table]
Funding type	51.00%	52.00%
Customer deposits (corporate) [member]
Disclosure of financial liabilities [table]
Funding type	21.00%	20.00%
Interbank [member]
Disclosure of financial liabilities [table]
Funding type	9.00%	9.00%
Lending/repurchase agreement [member]
Disclosure of financial liabilities [table]
Funding type	5.00%	6.00%
CD/CP [Member]
Disclosure of financial liabilities [table]
Funding type	3.00%	2.00%
Long-term Public debt [member]
Disclosure of financial liabilities [table]
Funding type	8.00%	9.00%
Subordinated debt [member]
Disclosure of financial liabilities [table]
Funding type	2.00%	2.00%